Description of the Plan - Schedule of Vesting in the Bank's Safe Harbor and Any Qualified Elective Matching Contributions (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
Less than 2 years [Member]
EBP, Description of Plan [Line Items]
EBP, participant account, vesting percentage (as a percentage of bank's safe harbor and any qualified elective matching contributions)	0.00%
Two or More Years [Member]
EBP, Description of Plan [Line Items]
EBP, participant account, vesting percentage (as a percentage of bank's safe harbor and any qualified elective matching contributions)	100.00%